As filed with the Securities and Exchange Commission on May 22, 2007



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY



                 Investment Company Act file number 811 - 03758



                        MATRIX ADVISORS VALUE FUND, INC.
                        --------------------------------
               (Exact name of registrant as specified in charter)



                747 THIRD AVENUE, 31ST FLOOR, NEW YORK, NY 10017
              (Address of principal executive offices) (Zip code)



                                  David A. Katz
                          747 Third Avenue, 31st Floor
                               NEW YORK, NY 10017
                     (Name and address of agent for service)


                                1 (800) 366-6223
               Registrant's telephone number, including area code

                                   Copies to:

                                  George Hawley
                     Paul, Hastings, Janofsky & Walker, LLP
                      515 South Flower Street, 25th Floor,
                              Los Angeles, CA 90071


Date of fiscal year end: JUNE 30
                         -------

Date of reporting period:  MARCH 31, 2007
                           --------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MATRIX ADVISORS VALUE FUND, INC.
SCHEDULE OF INVESTMENTS
AT MARCH 31, 2007 (UNAUDITED)

                                                         SHARES         VALUE
                                                     ------------- -------------
COMMON STOCKS - 99.2%
BANK (MONEY CENTER) - 6.5%
Citigroup, Inc.                                          131,000    $   6,725,540
J.P. Morgan Chase & Co.                                  109,000        5,273,420
                                                                    -------------
                                                                       11,998,960
                                                                    -------------
BANK (PROCESSING) - 0.9%
Bank of New York Co., Inc.                                41,000        1,662,550
                                                                    -------------

BANK (SUPER REGIONAL) - 3.4%
Bank of America Corp.                                    123,084        6,279,746
                                                                    -------------

BIOTECHNOLOGY - 4.8%
Medimmune, Inc.*                                         247,000        8,988,330
                                                                    -------------

COMPUTERS AND PERIPHERALS - 0.8%
Dell, Inc.*                                               65,000        1,508,650
                                                                    -------------

DIVERSIFIED OPERATIONS - 10.8%
3M Co.                                                    81,000        6,190,830
General Electric Co.                                     207,000        7,319,520
Tyco International Ltd.                                  207,000        6,530,850
                                                                    -------------
                                                                       20,041,200
                                                                    -------------
DRUG - 6.7%
Pfizer, Inc.                                             248,396        6,274,483
Wyeth                                                    125,000        6,253,750
                                                                    -------------
                                                                       12,528,233
                                                                    -------------
DRUG (GENERIC) - 3.9%
Teva Pharmaceutical Industries, Ltd. - ADR               191,000        7,149,130
                                                                    -------------

ELECTRONICS - 3.1%
Vishay Intertechnology, Inc.*                            406,100        5,677,278
                                                                    -------------

FINANCIAL SERVICES - 7.0%
First Data Corp.                                         294,000        7,908,600
Western Union Co.                                        235,000        5,158,250
                                                                    -------------
                                                                       13,066,850
                                                                    -------------
HYPERMARKETS & SUPERCENTERS - 3.8%
Wal-Mart Stores, Inc.                                    150,000        7,042,500
                                                                    -------------

INSURANCE (DIVERSIFIED) - 3.7%
American International Group, Inc.                       102,000        6,856,440
                                                                    -------------

INSURANCE (PROPERTY CASUALTY) - 1.1%
The Progressive Corp.                                     95,000        2,072,900
                                                                    -------------

MEDIA - 6.4%
Comcast Corp.*                                           189,600        4,829,112
Time Warner, Inc.                                        358,000        7,059,760
                                                                    -------------
                                                                       11,888,872
                                                                    -------------
MEDICAL INSTRUMENTS - 3.1%
Boston Scientific Corp.*                                 391,000        5,685,140
                                                                    -------------




MATRIX ADVISORS VALUE FUND, INC.
SCHEDULE OF INVESTMENTS
AT MARCH 31, 2007 (UNAUDITED)

                                                         SHARES         VALUE
                                                     ------------- -------------
MEDICAL PRODUCTS - 1.8%
Johnson & Johnson                                         55,000    $   3,314,300
                                                                    -------------

OIL (INTEGRATED) - 7.0%
ChevronTexaco Corp.                                       90,000        6,656,400
ConocoPhillips                                            92,000        6,288,200
                                                                    -------------
                                                                       12,944,600
                                                                    -------------
OIL/GAS (DOMESTIC) - 1.0%
Devon Energy Corp.                                        28,000        1,938,160
                                                                    -------------

RETAIL STORE - 6.8%
Dollar General Corp.                                     315,700        6,677,055
Gap, Inc.                                                343,000        5,903,030
                                                                    -------------
                                                                       12,580,085
                                                                    -------------
SECURITIES BROKERAGE - 4.7%
Merrill Lynch & Co, Inc.                                  32,100        2,621,607
Morgan Stanley Dean Witter & Co.                          77,000        6,064,520
                                                                    -------------
                                                                        8,686,127
                                                                    -------------
SEMICONDUCTOR - 4.1%
Analog Devices, Inc.                                      61,600        2,124,584
Intel Corp.                                              290,000        5,547,700
                                                                    -------------
                                                                        7,672,284
                                                                    -------------
SEMICONDUCTOR (CAPITAL EQUIPMENT) - 1.1%
Novellus Systems, Inc.*                                   61,500        1,969,230
                                                                    -------------

SOFTWARE - 3.8%
Microsoft Corp.                                          247,000        6,883,890
Symantec Corp.*                                           11,100          192,030
                                                                    -------------
                                                                        7,075,920
                                                                    -------------
TELECOMMUNICATIONS (EQUIPMENT) - 2.9%
Cisco Systems, Inc.*                                     210,000        5,361,300
                                                                    -------------

TOTAL COMMON STOCKS (cost $154,076,841)                             $ 183,988,785
                                                                    -------------



                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   -------------    -------------
SHORT TERM INVESTMENTS - 1.0%
Fidelity Institutional Money Market Portfolio      $   1,866,087    $   1,866,087
                                                                    -------------
TOTAL SHORT TERM INVESTMENTS (cost $1,866,087)

Total Investments  (cost $155,942,928+) - 100.2%                    $ 185,854,872
Liabilities in Excess of Other Assets - (0.2)%                           (284,874)
                                                                    -------------
TOTAL NET ASSETS - 100.0%                                           $ 185,569,998
                                                                    =============


* Non-income producing security.
ADR - American Depository Receipt.

                                                                       VALUE
                                                                    -------------


+ The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows:

Cost of investments                                                 $ 155,945,556
                                                                    =============
Gross unrealized appreciation                                       $  31,583,350
Gross unrealized depreciation                                          (1,674,034)
                                                                    -------------
Net unrealized appreciation                                         $  29,909,316
                                                                    =============


Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.
SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE ACT (17 CFR 270.30A-2(A)). Filed herewith.






 SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  MATRIX ADVISORS VALUE FUND, INC.

         By (Signature and Title)    /s/ DAVID A. KATZ
                                  ----------------------------------------------
                                            David A. Katz, President

         Date   May 20, 2007
             ----------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)     /s/ DAVID A. KATZ
                                  ----------------------------------------------
                                      David A. Katz, President and Treasurer

         Date   May 20, 2007
             ----------------------------------------